Darin Smith
Lead Director and Associate General Counsel
[ AXA EQUITABLE - LOGO ]	Phone: (319) 573-2676

LAW DEPARTMENT

October 17, 2016

VIA EDGAR
Securities and Exchange Commission 100 F Street, N.W.
Washington, D.C. 20549

RE: AXA Equitable Life Insurance Company

       Registration Statement on Form S-3

       CIK 0000727920

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable”), we are filing herewith (electronically via EDGAR) AXA Equitable’s Form S-3 Registration Statement (the “Registration Statement”) under the Securities Act of 1933, as amended (“1933 Act”) with respect to a second generation funding agreement, which will be named “Escrow Shield Plus 2.0” (the “Contract”) and will be offered on a continuous basis pursuant to Rule 415 under the 1933 Act.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Escrow Shield Plus 2.0’s design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Escrow Shield Plus Registration Statement as recently as December 2014.

The principal differences between the new Escrow Shield Plus 2.0 and the current Escrow Shield Plus is the ability for the owner to allocate purchase payments into up to six (6) different tranches with differing maturities and rate crediting, as well as, a lower minimum contractual crediting rate. Besides adding the ability to select different maturities and the lower minimum contractual crediting rate, we made a few other small changes:

•	the option for the owner to select a 0.00% crediting rate;

•	facilitated the purchase of the Contract by an escrow agent f/b/o another entity; and

•	the term “Seller” has been replaced with “Interested Party” to gain flexibility and avoid confusion if the underlying transaction is not an asset sale or merger.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Escrow Shield Plus 2.0 effective by December 12, 2016. Accordingly, we would appreciate the Staff’s comments by November 16, 2016, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments and also provide any additional exhibits that might be necessary.

Please contact the undersigned at (319) 573-2676 if you have any questions.

Very truly yours,

/s/ Darin Smith

Darin Smith

AXA EQUITABLE LIFE INSURANCE COMPANY

1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104